Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 18,987	$ 13,519
Securities mandatorily measured and designated at FVTPL	62,693	54,397
Business and government	135,546	125,798
Residential mortgages	221,165	208,652
Debt securities measured at FVOCI	53,968	46,196
Equity securities designated at FVOCI	585	602
FVO securities purchased under resale agreements	65,595	56,111
Derivative instruments	32,730	23,895
Derivative instruments	30,508	25,113
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	948	639
Securities mandatorily measured and designated at FVTPL	62,693	54,397
Business and government	23,648	21,182
Residential mortgages	63	60
Loans mandatorily measured at FVTPL	23,711	21,242
Debt securities measured at FVOCI	53,968	46,196
Equity securities designated at FVOCI	585	602
FVO securities purchased under resale agreements	7,505	5,198
Derivative instruments	32,730	23,895
Total financial assets	182,140	152,169
Deposits and other liabilities	(13,172)	(11,227)
Obligations related to securities sold short	(15,963)	(15,635)
Deposits, obligations related to securities sold short and other liabilities, Total	(17,036)
Derivative instruments	(30,508)	(25,113)
Total financial liabilities	(76,679)	(51,975)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	29,008	21,678
Debt securities measured at FVOCI	45,181	37,829
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,982	26,543
Equity securities designated at FVOCI	585	602
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,550	3,783
Debt securities measured at FVOCI	6,224	5,621
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,153	2,393
Debt securities measured at FVOCI	2,563	2,746
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,845	9,146
Derivative instruments	(9,992)	(8,323)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,462	8,939
Derivative instruments	(10,883)	(10,291)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	106	105
Derivative instruments	(148)	(131)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,156	3,746
Derivative instruments	(6,988)	(4,386)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	283	356
Derivative instruments	(366)	(212)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,878	1,603
Derivative instruments	(2,131)	(1,770)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	31,836	28,224
Debt securities measured at FVOCI	3,912	2,369
Equity securities designated at FVOCI	41	45
Derivative instruments	3,428	2,770
Total financial assets	39,217	33,408
Obligations related to securities sold short	(5,363)	(7,258)
Derivative instruments	(3,862)	(2,124)
Total financial liabilities	(9,225)	(9,382)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,917	2,372
Debt securities measured at FVOCI	3,912	2,369
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,919	25,852
Equity securities designated at FVOCI	41	45
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4	4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,153	2,383
Derivative instruments	(3,537)	(1,824)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	271	383
Derivative instruments	(325)	(300)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	948	639
Securities mandatorily measured and designated at FVTPL	30,681	25,970
Business and government	23,022	20,351
Residential mortgages	63	60
Loans mandatorily measured at FVTPL	23,085	20,411
Debt securities measured at FVOCI	50,056	43,827
Equity securities designated at FVOCI	304	266
FVO securities purchased under resale agreements	7,505	5,198
Derivative instruments	28,944	20,713
Total financial assets	141,523	117,024
Deposits and other liabilities	(13,176)	(10,626)
Obligations related to securities sold short	(10,600)	(8,377)
Deposits, obligations related to securities sold short and other liabilities, Total	(17,036)
Derivative instruments	(26,348)	(22,721)
Total financial liabilities	(67,160)	(41,724)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,091	19,306
Debt securities measured at FVOCI	41,269	35,460
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	47	684
Equity securities designated at FVOCI	304	266
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,525	3,760
Debt securities measured at FVOCI	6,224	5,621
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,018	2,220
Debt securities measured at FVOCI	2,563	2,746
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	12,793	9,086
Derivative instruments	(9,964)	(8,322)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	11,462	8,939
Derivative instruments	(10,883)	(10,291)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8	1
Derivative instruments	(41)	(19)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,791	1,111
Derivative instruments	(3,288)	(2,407)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	283	356
Derivative instruments	(366)	(212)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,607	1,220
Derivative instruments	(1,806)	(1,470)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,400	1,737	$ 1,340
Total financial liabilities	(294)	(869)	$ (782)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	176	203
Business and government	626	831
Loans mandatorily measured at FVTPL	626	831
Equity securities designated at FVOCI	240	291
Derivative instruments	358	412
Total financial assets	1,400	1,737
Deposits and other liabilities	4	(601)
Derivative instruments	(298)	(268)
Total financial liabilities	(294)	(869)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	16	7
Equity securities designated at FVOCI	240	291
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25	23
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	135	173
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	48	56
Derivative instruments	(28)	(1)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	98	104
Derivative instruments	(107)	(112)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	212	252
Derivative instruments	$ (163)	$ (155)